NONEXEMPT TRANSACTIONS (Details) - USD ($)					12 Months Ended
	May 30, 2025	May 01, 2025	Apr. 30, 2025	Feb. 14, 2025	Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Contributions and loan repayments not remitted	$ 188	$ 666	$ 188	$ 10,995	$ 12,037